Vessels, Port Terminal and Other Fixed Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225
Additions	6,493	(71,062)	(64,569)
Impairment losses	(59,003)	43,999	(15,004)
Vessel disposals	(94,767)	—	(94,767)
Other disposals	(156)	137	(19)
Write offs	(55)	21	(34)
Vessel acquisition	10,255	(53)	10,202
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421
Transfers to other long term-assets	(26)	—	(26)

Balance September 30, 2018	$2,465,209	$(770,780)	$1,694,429

Deposits for Vessels, Port Terminal and Other Fixed Assets Acquisitions

In August 2018, Navios Holdings exercised the option to acquire the Navios Primavera, a 2007-built, 53,464 dwt chartered-in vessel. Upon signing of the contract, Navios Holdings paid an amount of $1,063.

During the third quarter of 2018, a river and estuary tanker was delivered to Navios Logistics. As of September 30, 2018, a total of $17,389 was transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $628. As of December 31, 2017, Navios Logistics had paid $6,141 for the construction of the river and estuary tanker (including supervision cost).

During the first quarter of 2018, three new pushboats were delivered to Navios Logistics. As of September 30, 2018, a total of $32,032 was transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $3,874. As of December 31, 2017, Navios Logistics had paid $30,708 for the construction of the three new pushboats.

Impairment losses

In August 2018, Navios Holdings completed the sale to its affiliate, Navios Partners, of the Navios Mars, a 2016-built, 181,259 dwt vessel, and of the Navios Sphera, a 2016-built, 84,872 dwt vessel, for a total sale price of $79,000. The loss due to the sale amounted to $2,759 and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss on sale of vessels”.

In July 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Achilles, a 2001-built, 52,063 dwt vessel, for a total net sale price of $8,085 paid in cash. As of September 30, 2018, Navios Holdings total impairment loss recognized due to the sale amounted to $6,595 (including $584 remaining carrying balance of dry dock and special survey costs).

In March 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Herakles, a 2001-built, 52,061 dwt vessel, for a total net sale price of $7,682 paid in cash. The impairment loss due to the sale amounted to $6,715 (including $481 remaining carrying balance of dry dock and special survey costs).

Vessel acquisitions

In February 2018, Navios Holdings acquired from an unrelated third party, a previously chartered-in vessel, Navios Equator Prosper, a 2000-built, 171,191 dwt vessel, for a total acquisition cost of $10,255 which was paid in cash.

Navios Logistics

On September 4, 2017, Navios Logistics signed an agreement for the construction of covers for dry barges for total consideration of $1,115. As of September 30, 2018, Navios Logistics has paid the whole amount (as of December 31, 2017, Navios Logistics had paid $629).

In February 2017, two fully depreciated self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option, at no cost, at the end of the lease period.

NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$1,841,140	$(376,794)	$1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	1,841,140	(447,688)	1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	1,930,950	(521,535)	1,409,415
Additions	—	(73,017)	(73,017)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(11,828)	—	(11,828)
Balance December 31, 2017	$1,814,965	$(536,518)	$1,278,447

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$106,399	$(20,467)	$85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	108,686	(23,898)	84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	109,224	(27,391)	81,833
Additions	5,060	(5,237)	(177)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	$251,641	$(32,628)	$219,013

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$464,966	$(111,137)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	470,944	(131,144)	339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	475,378	(150,038)	325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Balance December 31, 2017	$472,081	$(164,056)	$308,025

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$13,426	$(6,390)	$7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	13,869	(7,948)	5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	13,936	(9,423)	4,513
Additions	531	(1,257)	(726)
Disposals	(75)	28	(47)
Write offs	(32)	32	—
Balance December 31, 2017	$14,360	$(10,620)	$3,740

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	2,434,639	(610,678)	1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	2,529,488	(708,387)	1,821,101
Additions	11,122	(97,114)	(85,992)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(15,488)	3,613	(11,875)
Write offs	(32)	32	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225

Deposits for Vessels and Port Terminals Acquisitions

On February 11, 2014, Navios Logistics entered into an agreement, as amended on June 3, 2016, for the construction of three new pushboats with a purchase price of $7,344 for each pushboat. As of December 31, 2017 and December 31, 2016, Navios Logistics had paid $30,708 and $16,156, respectively, for the construction of the new pushboats which were delivered in February 2018. Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of the three new pushboats amounted to $3,384 and $1,934 as of December 31, 2017 and December 31, 2016, respectively.

Navios Logistics has signed a shipbuilding contract for the construction of a river and estuary tanker for a total consideration of $14,854 (€12,400). As of December 31, 2017, Navios Logistics had paid $6,141 (including supervision costs). Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of the vessel amounted to $205 as of December 31, 2017. The vessel is expected to be delivered in the second quarter of 2018. Navios Logistics has secured a credit from the shipbuilder to finance up to 50% of the purchase price, with a maximum amount of $7,427 (€6,200).

During the second quarter of 2017, Navios Logistics substantially completed the expansion of its dry port in Uruguay. As of December 31, 2017, a total of $137,357 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $9,971. As of December 31, 2016, Navios Logistics had paid $120,735 for the expansion of its dry port in Uruguay. Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the expansion of dry port amounted to $6,862 as of December 31, 2016.

Impairment losses

During year ended December 31, 2017, Navios Holdings recorded an impairment loss of $32,930 for one of its vessels.

On June 16, 2017, Navios Holdings completed the sale to an unrelated third party of the Navios Ionian, a 2000 built Japanese dry bulk vessel of 52,067 dwt, for a total net sale price of $5,280 paid in cash. As of December 31, 2017, Navios Holdings total impairment loss recognized due to the sale amounted to $9,098 (including $551 remaining carrying balance of dry dock and special survey costs).

On July 13, 2017 Navios Holdings completed the sale to an unrelated third party of the Navios Horizon, a 2001 built Japanese dry bulk vessel of 50,346 dwt, for a total net sale price of $6,548 paid in cash. As of December 31, 2017, Navios Holdings total impairment loss recognized due to the sale amounted to $5,141 (including $495 remaining carrying balance of dry dock and special survey costs).

Vessel Acquisitions

On January 12, 2016, Navios Holdings took delivery of the Navios Sphera, a 2016-Japanese built 84,872 dwt Panamax vessel, and Navios Mars, a 2016-Japanese built 181,259 dwt Capesize vessel, for an acquisition cost of $34,352 and $55,458, respectively, of which $49,910 was paid in cash and $39,900 was financed through a loan. As of March 31, 2016, deposits of $29,695, relating to the acquisition of Navios Sphera and Navios Mars, had been transferred to vessels’ cost.

Navios Logistics

On September 4, 2017, Navios Logistics has signed an agreement for the construction of covers for dry barges for a total consideration of $1,115. As of December 31, 2017, Navios Logistics had paid $629.

On May 18, 2017, Navios Logistics acquired two product tankers, Ferni H (16,871 DWT) and San San H (16,871 DWT) for $11,239 which were previously leased with an obligation to purchase in 2020. Following the acquisition of the two product tankers, the remaining capital lease obligation was terminated and the carrying value of the tankers was adjusted for the difference between the purchase price and the carrying value. As of December 31, 2016, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2016 for both vessels were $3,032.

In February 2017, two fully depreciated self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale prices for the barges will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period. As of December 31, 2017, the current portion of the outstanding receivable amounted to $318 and is included in “Prepaid expenses and other current assets” and the non-current portion of the outstanding receivable amounted to $500 and is included in “Other long-term assets” in the consolidated balance sheet. Gain on sale of assets of $1,075 was included in the statement of comprehensive (loss)/income within the caption of “Gain on sale of assets”.